Investment Objectives and Goals	Jul. 27, 2026
T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
T. Rowe Price Ultra Short-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity.
T. Rowe Price Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity.